Affiliated companies and variable interest entities	12 Months Ended
Mar. 31, 2011
Affiliated companies and variable interest entities

12. Affiliated companies and variable interest entities:

Investments in and transactions with affiliated companies -

Summarized financial information for affiliated companies accounted for by the equity method is shown below:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2010	2011	2011
Current assets	¥8,034,546	¥7,973,712	$95,895
Noncurrent assets	9,300,307	6,815,361	81,965

Total assets	¥17,334,853	¥14,789,073	$177,860

Current liabilities	¥5,056,178	¥5,141,461	$61,833
Long-term liabilities and noncontrolling interest	5,981,054	3,726,952	44,822
Affiliated companies accounted for by the equity method shareholders’ equity	6,297,621	5,920,660	71,205

Total liabilities and shareholders’ equity	¥17,334,853	¥14,789,073	$177,860

Toyota’s share of affiliated companies accounted for by the equity method shareholders’ equity	¥1,867,440	¥1,817,988	$21,864

Number of affiliated companies accounted for by the equity method at end of period	56	56

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2009	2010	2011	2011
Net revenues	¥23,149,968	¥20,599,586	¥21,874,143	$263,068

Gross profit	¥2,034,617	¥2,269,109	¥2,342,706	$28,174

Net income attributable to affiliated companies accounted for by the equity method	¥13,838	¥317,017	¥641,771	$7,718

Entities comprising a significant portion of Toyota’s investment in affiliated companies and percentage of ownership are presented below:

Name of affiliated companies	Percentage of ownership
Denso Corporation	24.7%
Aisin Seiki Co., Ltd.	23.1%
Toyota Industries Corporation	24.8%
Toyota Tsusho Corporation	21.8%
Toyoda Gosei Co., Ltd.	43.1%

Certain affiliated companies accounted for by the equity method with carrying amounts of ¥1,439,090 million and ¥1,384,159 million ($16,647 million) at March 31, 2010 and 2011, respectively, were quoted on various established markets at an aggregate value of ¥1,711,957 million and ¥1,475,352 million ($17,743 million), respectively. For the year ended March 31, 2010, Toyota recognized an impairment loss on a certain investment in affiliated company accounted for by the equity method of ¥63,575 million, which is included in “Equity in earnings of affiliated companies” in the accompanying consolidated statements of income. Toyota evaluated its investments in affiliated companies, considering the length of time and the extent to which the quoted market prices have been less than the carrying amounts, the financial condition and near-term prospects of the affiliated companies and Toyota’s ability and intent to retain those investments in the companies for a period of time. Toyota did not recognize any impairment loss for the year ended March 31, 2011.

Account balances and transactions with affiliated companies are presented below:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2010	2011	2011
Trade accounts and notes receivable, and other receivables	¥274,189	¥204,447	$2,459
Accounts payable and other payables	597,796	352,538	4,240

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2009	2010	2011	2011
Net revenues	¥1,585,814	¥1,600,365	¥1,612,397	$19,391
Purchases	3,918,717	3,943,648	3,655,185	43,959

Dividends from affiliated companies accounted for by the equity method for the years ended March 31, 2009, 2010 and 2011 were ¥114,409 million, ¥82,149 million and ¥103,169 million ($1,241 million), respectively.

Toyota does not have any significant related party transactions other than transactions with affiliated companies in the ordinary course of business.

Variable Interest Entities -

Toyota enters into securitization transactions using special-purpose entities, that are considered variable interest entities (“VIEs”). Although the finance receivables related to securitization transactions have been legally sold to the VIEs, Toyota has both the power to direct the activities of the VIEs that most significantly impact the VIEs’ economic performance and the obligation to absorb losses of the VIEs or the right to receive benefits from the VIEs that could potentially be significant to the VIEs. As a result, Toyota is considered the primary beneficiary of the VIEs and therefore consolidates the VIEs.

The consolidated securitization VIEs have ¥1,111,212 million ($13,364 million) in retail finance receivables, ¥64,502 million ($776 million) in restricted cash and ¥941,613 million ($11,324 million) in secured debt. Risks to which Toyota is exposed including credit, interest rate, and/or prepayment risks are not incremental compared with the situation before Toyota enters into securitization transactions.

As for VIEs other than those specified above, neither the aggregate size of these VIEs nor Toyota’s involvements in these VIEs are material to Toyota’s consolidated financial statements.